Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ (11,707)	$ (11,825)
Ending balance	(11,668)	(11,707)	$ (11,825)
Goodwill impairment	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	(12,022)	(12,143)	(11,969)
Exchange and other adjustments	40	121	(174)
Ending balance	(11,982)	(12,022)	(12,143)
Depreciation
Disclosure of reconciliation of changes in goodwill
Beginning balance	315	318	311
Exchange and other adjustments	(1)	(3)	7
Ending balance	$ 314	$ 315	$ 318